PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 12 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at historical cost less accumulated depreciation and disposals. Historical cost includes expenditures that are directly attributable to the purchase of the items and the costs attributable to bringing the asset to its working condition for its intended use. Depreciation is recognized using the straight-line method over the estimated useful lives of the assets, Assets are depreciated to their residual values.

					Change
	12/31/2025	(+)	(-)	12/31/2024	$	%
		Acquisitions	Disposals
Furniture & Fixtures	11,213	-	-	1,234	9,979	0%
Computers and Peripherals	15,997	-	-	10,404	5,593	54%
Vehicles	98,054	-	-	78,959	19,095	24%
Improvements in third party properties	5,357	-	-	40,657	35,300	(87)%
(-) Acoumulated depreciaion	(54,265)	-	-	(52,026)	(2,239)	4%
	76,356	-	-	79,228	(2,872)	(4)%